Cover	Oct. 27, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2020
Entity File Number	001-35664
Entity Registrant Name	DAVE & BUSTER’S ENTERTAINMENT, INC.
Entity Central Index Key	0001525769
Entity Tax Identification Number	35-2382255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2481 Manana Drive
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75220
City Area Code	214
Local Phone Number	357-9588
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	PLAY
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	PLAY
Security Exchange Name	NASDAQ